Major Commitments and Contingencies (Environmental Matters) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) Site	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Environmental matters
Number of identified sites for which the Company is or may be liable for remediation costs | Site	145
Number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs | Site	6
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 78	$ 86	$ 110
Accruals and other	16	16	6
Payments	(34)	(23)	(29)
Foreign exchange	1	(1)	(1)
End of year	61	78	86
Current portion - End of year	$ 39	57	50
Anticipated environmental liability disbursement time frame (in years)	5 years
Anticipated environmental liability disbursement time frame	the next five years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 22	20	19
Environmental capital expenditures	$ 19	$ 21	$ 15